CAPITAL STOCK (Details - Non-vested restricted stock activity) - Non Vested Restricted Stock [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number common shares, Beginning balance | shares	0
Weighted average grant date fair value, Beginning balance | $ / shares	$ 0
Number common shares, Granted | shares	30,000
Weighted average grant date fair value, Granted | $ / shares	$ 1.53
Number common shares, Vested | shares	(18,750)
Weighted average grant date fair value, Vested | $ / shares	$ 1.53
Number common shares, Ending balance | shares	11,250
Weighted average grant date fair value, Ending balance | $ / shares	$ 1.53